Business Combination - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 05, 2022 USD ($) shares	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares
Business Combination
Goodwill			¥ 66,753	¥ 65,481	$ 9,223	¥ 65,481
Ordinary shares subscribed but not issued | shares				193,703,370	193,703,370	193,703,370
2022 Acquisitions
Business Combination
Purchase consideration		¥ 5,000
Goodwill		3,610
Shenyang Sen Xin, Panjin Sen Xin and Anshan Sen Rui [Member]
Business Combination
Cash consideration		5,000	¥ 5,000
Goodwill		3,610
Total consideration		¥ 5,000
Shenzhen Lailai
Business Combination
Cash consideration | $	$ 62,600
Interest acquired (in percent)	45.78%
Shenzhen Lailai | Class A ordinary shares
Business Combination
Number of shares issued | shares	9,000,000
Shenzhen Lailai | Shenzhen Lailai
Business Combination
Equity interest (in percent)	100.00%